Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivables and Other Current Assets
Schedule of Other Current Assets

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2018	2017
Insurance claims for recoveries	$—	$1,750
Refund of value added tax	899	865
Prepaid expenses	810	1,997
Other receivables	753	998
Total other current assets	$2,462	$5,610